Recent Activities	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Recent Activities

Note 11 — Subsequent Events

As described in Note 1 — Description of Organization and Business Operations above, on January 23, 2021 the Company entered into a business combination agreement and plan of reorganization with Sunlight Financial LLC.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued, and determined that there have been no other events that have occurred that would require adjustments to or disclosure in the financial statements.

Note 9 — Subsequent Events

As described in Note 1 “Description of Organization and Business Operations” above, on July 9, 2021, the Company consummated the previously announced business combination plan of reorganization with Sunlight.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued and determined that there have been no other events that have occurred that would require adjustments to or disclosure in the unaudited condensed consolidated financial statements.

SUNLIGHT FINANCIAL LLC
Recent Activities

Note 10. Recent Activities

The following events occurred subsequent to December 31, 2020 through March 22, 2021, the date at which Sunlight’s Consolidated Financial Statements were available to be issued:

In January 2021, Sunlight distributed $4.5 million, $1.1 million, and $1.2 million in cash to holders of Class A-3, Class A-2, and Class A-1 Units, or $12.00, $4.80, and $3.94 per outstanding Class A-3, Class A-2, and Class A-1 Unit, respectively, as estimated tax distributions. The actual tax distribution amount required may materially differ from these estimates.

In January 2021, Sunlight and Spartan Acquisition Corp. II (NYSE: SPRQ) (“Spartan”), a publicly-traded special purpose acquisition company sponsored by funds managed by an affiliate of Apollo Global Management, Inc. (NYSE: APO), announced that they have entered into a definitive agreement for a business combination that will, subject to the satisfaction or waiver of the conditions to closing of the transactions contemplated by that agreement (the “Transactions”), result in Sunlight becoming the operating subsidiary of a publicly listed company. Following the closing of the Transactions, the combined company will be organized in an “Up-C” structure, meaning that all of the material assets of the combined company will be held by Sunlight, and Spartan’s only material assets will be its equity interests in Sunlight.

In February 2021, Sunlight entered into a new program agreement with an Indirect Channel Loan Purchaser that provides for the purchase by such Indirect Channel Loan Purchaser to purchase up to $400 million of home improvement loans from Sunlight’s Bank Partner.

During the first quarter of 2020, the outbreak of a novel strain of coronavirus (COVID-19) has adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. Depending on the severity and duration of the outbreak, the novel coronavirus could present material uncertainty and risk with respect to the Company, its performance, and its financial results.